UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21672

Name of Fund: S&P 500 Covered Call Fund Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer,
      S&P 500 Covered Call Fund Inc., 4 World Financial Center, 5th Floor, New York, New York 10080. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (212) 449-8118

Date of fiscal year end: 12/31/05

Date of reporting period: 01/01/05 - 12/31/05

Item 1 - Report to Stockholders

                             S&P 500(R)
                             Covered Call Fund Inc.

                             Annual Report
                             December 31, 2005

[LOGO] IQ                           [LOGO] PEACapital
       INVESTMENT                          A company of Allianz Global Investors
       ADVISORS

S&P 500(R) Covered Call Fund Inc.

Portfolio Information as of December 31, 2005

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
General Electric .....................................................    3.3%
Exxon Mobil Corp. ....................................................    3.1
Citigroup, Inc. ......................................................    2.2
Microsoft Corp. ......................................................    2.1
Procter & Gamble Co. .................................................    1.7
Bank of America Corp. ................................................    1.6
Johnson & Johnson ....................................................    1.6
American International Group, Inc. ...................................    1.6
Pfizer, Inc. .........................................................    1.5
Altria Group, Inc. ...................................................    1.4
--------------------------------------------------------------------------------

                                                                      Percent of
Five Largest Industries                                               Net Assets
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels ..........................................    7.5%
Pharmaceuticals ......................................................    6.3
Commercial Banks .....................................................    5.7
Insurance ............................................................    4.9
Industrial Conglomerates .............................................    4.4
--------------------------------------------------------------------------------

                                                                      Percent of
S&P 500 Index Sector Weightings                                Total Investments
--------------------------------------------------------------------------------
Financials ...........................................................   20.7%
Information Technology ...............................................   14.7
Health Care ..........................................................   13.0
Industrials ..........................................................   11.0
Consumer Discretionary ...............................................   10.5
Consumer Staples .....................................................    9.2
Energy ...............................................................    9.0
Utilities ............................................................    3.3
Telecommunication Services ...........................................    2.9
Materials ............................................................    2.9
Other* ...............................................................    2.8
--------------------------------------------------------------------------------
*     Includes portfolio holdings in options and short-term investments.

      For Fund compliance purposes, the Fund's industry and sector classifications refer to any one or more of the industry and sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry and sector sub-classifications for reporting ease.


2       S&P 500(R) COVERED CALL FUND INC.         DECEMBER 31, 2005

A Letter From the President

Dear Shareholder

The investment objective of the S&P 500(R) Covered Call Fund Inc. (the "Fund") is to seek total returns through a covered call strategy that seeks to approximate the performance, less fees and expenses, of the Chicago Board Options Exchange ("CBOE(R)") S&P 500(R) BuyWrite Index (the "BXM(SM) Index"). The BXM Index is a passive, total return index that is based on buying the common stocks of all of the companies included in the Standard & Poor's 500(R) Composite Stock Price Index (the "S&P 500 Index"), weighted in the same proportions as the S&P 500 Index (the "Stocks"), and writing (selling) one-month call options on the S&P 500 Index. It is not possible to make a direct investment in the BXM Index.

The total return of the BXM Index was +3.84% from the inception of the Fund (March 31, 2005) through December 31, 2005. Over the same period, and after fees and expenses, the total return of the Fund was +3.11% (as measured by change in net asset value plus dividend reinvestment). The Fund's performance over this period is consistent with our expectations.

IQ Investment Advisors LLC invites you to visit our new Web site at www.IQIAFunds.com. Here you will find more information about IQ Investment Advisers LLC and our products and services, including current market data and fund statistics.

IQ Investment Advisors LLC continues to take a non-traditional approach to asset management by seeking to identify specific economic or strategic investment themes that aim to fulfill particular investor needs. We encourage you to revisit your portfolio to ensure that your asset allocation strategy is consistent with your specific investment needs. We thank you for trusting IQ Investment Advisors LLC with your investment assets, and we look forward to serving you in the months and years ahead.

                                           Sincerely,


                                           /s/ Mitchell M. Cox

                                           Mitchell M. Cox
                                           President, IQ Investment Advisors LLC

S&P 500 and Standard & Poor's 500 are registered trademarks of the McGraw-Hill Companies.

CBOE is a registered trademark and BXM is a service mark of the Chicago Board Options Exchange.


        S&P 500(R) COVERED CALL FUND INC.         DECEMBER 31, 2005            3

A Discussion With Your Fund's Portfolio Manager

      We are pleased to provide you with this shareholder report for S&P 500(R) Covered Call Fund Inc. While the Fund is advised by IQ Investment Advisors LLC, the following discussion is provided by PEA Capital LLC, the Fund's subadviser.

How has the Fund performed since its inception?

Since inception (March 31, 2005) through December 31, 2005, the Common Stock of S&P 500(R) Covered Call Fund Inc. had a total investment return of +3.11%, based on a change in per share net asset value from $19.10 to $17.62 and assuming reinvestment of all distributions. The Fund's unmanaged benchmark, the BXM Index, returned +3.84% for the same period.

For a description of the Fund's total investment return based on a change in per share market value of the Fund's Common Stock (as measured by the trading price of the Fund's shares on the New York Stock Exchange), and assuming reinvestment of dividends, please refer to the Financial Highlights section of this report. As a closed-end fund, the Fund's shares may trade in the secondary market at a premium or a discount to the Fund's net asset value. As a result, total investment returns based on changes in the market value of the Fund's Common Stock can vary significantly from total investment returns based on changes in the Fund's net asset value.

Describe the market environment during the reporting period.

Since the Fund's inception on March 31, 2005 the broad market produced positive single-digit returns across the major domestic equity indices. There were, however, periods of uncertainty in the market place due to concerns about the explosive growth in energy prices. As a result, the market had a sell-off of approximately 5% during the late summer and then rallied by approximately 7% later in the year. Energy prices spiked dramatically after the hurricane season as fears of major damage to the energy infrastructure along the Gulf Coast and concerns about supply interruptions drove oil prices briefly above $70 per barrel.

How have you managed the portfolio since its inception?

The Fund owns a portfolio of stocks invested to mirror all issuers and weights in the S&P 500 Index. The Fund also sells one-month at-the-money S&P 500 Index call options. Options are sold the third Friday of every month and cash-settled at expiration. The amount of the premium received is overwritten with E-MINI S&P 500 futures. Since the options are written at-the-money, any net upward move for the S&P 500 Index between the initiation of the trade and the next expiration (or, in other words, if the market closes above the strike price of the option), will result in cash settlement. If the S&P 500 Index settles below the strike price of the option, the Fund keeps the entire option premium. In addition to the option positions, we actively rebalance our underlying S&P 500 Index individual stock positions to ensure that the weight of each individual security in the Fund continuously matches its weight in the S&P 500 Index.

The Fund closely replicated the BXM Index by investing 100% of its assets in S&P 500 Index stocks and writing at-the-money S&P 500 Index call options on 100% of the portfolio. Our ability to produce returns with such limited tracking error relative to the BXM Index in large part stemmed from the strength of our trading execution with regard to the monthly option transactions.

How would you characterize the portfolio's position at the close of the period?

We believe the Fund is well positioned to deliver its stated goal of replicating the returns (less fees and expenses) of the BXM Index. The BXM Index has historically provided returns that generally track the returns of the S&P 500 Index with reduced volatility. As a result of the Fund's investment process and positions, we believe the Fund is poised to meet its objectives.

Greg Tournant
Portfolio Manager

January 18, 2006


4       S&P 500(R) COVERED CALL FUND INC.         DECEMBER 31, 2005

Schedule of Investments

                                                                        Shares
Industry           Common Stocks                                          Held             Value
====================================================================================================
Aerospace & Defense--2.2%
                   Boeing Co.                                           21,428          $  1,505,103
                   General Dynamics Corp.                                5,343               609,369
                   Goodrich Corp.                                        3,263               134,109
                   Honeywell International, Inc.                        22,370               833,282
                   L-3 Communications Holdings, Inc.                     3,189               237,102
                   Lockheed Martin Corp.                                 9,491               603,912
                   Northrop Grumman Corp.                                9,440               567,438
                   Raytheon Co.                                         11,858               476,099
                   Rockwell Collins, Inc.                                4,586               213,111
                   United Technologies Corp.                            27,039             1,511,750
                                                                                        ------------
                                                                                           6,691,275
----------------------------------------------------------------------------------------------------
Air Freight & Logistics--1.0%
                   FedEx Corp.                                           8,044               831,669
                   Ryder System, Inc.                                    1,700                69,734
                   United Parcel Service, Inc. Class B                  29,293             2,201,369
                                                                                        ------------
                                                                                           3,102,772
----------------------------------------------------------------------------------------------------
Airlines--0.1%
                   Southwest Airlines Co.                               18,517               304,234
----------------------------------------------------------------------------------------------------
Auto Components--0.2%
                   Cooper Tire & Rubber Co.                              1,699                26,029
                   Dana Corp.                                            3,992                28,663
                   The Goodyear Tire & Rubber Co. (a)                    4,683                81,390
                   Johnson Controls, Inc.                                5,122               373,445
                                                                                        ------------
                                                                                             509,527
----------------------------------------------------------------------------------------------------
Automobiles--0.3%
                   Ford Motor Co.                                       49,309               380,665
                   General Motors Corp.                                 15,011               291,514
                   Harley-Davidson, Inc.                                 7,290               375,362
                                                                                        ------------
                                                                                           1,047,541
----------------------------------------------------------------------------------------------------
Beverages--2.1%
                   Anheuser-Busch Cos., Inc.                            20,607               885,277
                   Brown-Forman Corp. Class B                            2,196               152,227
                   The Coca-Cola Co.                                    54,944             2,214,793
                   Coca-Cola Enterprises, Inc.                           8,044               154,203
                   Constellation Brands, Inc. Class A (a)                5,222               136,973
                   Molson Coors Brewing Co. Class B                      1,499               100,418
                   Pepsi Bottling Group, Inc.                            3,639               104,112
                   PepsiCo, Inc.                                        44,042             2,602,001
                                                                                        ------------
                                                                                           6,350,004
----------------------------------------------------------------------------------------------------
Biotechnology--1.5%
                   Amgen, Inc. (a)                                      32,764             2,583,769
                   Applera Corp.--Applied Biosystems Group               4,988               132,481
                   Biogen Idec, Inc. (a)                                 9,009               408,378
                   Chiron Corp. (a)                                      2,903               129,067
                   Genzyme Corp. (a)                                     6,854               485,126
                   Gilead Sciences, Inc. (a)                            12,155               639,718
                   Medimmune, Inc. (a)                                   6,531               228,716
                                                                                        ------------
                                                                                           4,607,255
----------------------------------------------------------------------------------------------------
Building Products--0.2%
                   American Standard Cos., Inc.                          4,849               193,718
                   Masco Corp.                                          11,249               339,607
                                                                                        ------------
                                                                                             533,325
----------------------------------------------------------------------------------------------------
Capital Markets--3.2%
                   Ameriprise Financial, Inc.                            6,530               267,730
                   The Bank of New York Co., Inc.                       20,445               651,173
                   The Bear Stearns Cos., Inc.                           3,008               347,514
                   The Charles Schwab Corp.                             27,382               401,694
                   E*Trade Financial Corp. (a)                          10,859               226,519
                   Federated Investors, Inc. Class B                     2,241                83,007
                   Franklin Resources, Inc.                              3,941               370,493
                   Goldman Sachs Group, Inc.                            11,966             1,528,178
                   Janus Capital Group, Inc.                             5,726               106,675
                   Lehman Brothers Holdings, Inc.                        7,111               911,417
                   Mellon Financial Corp.                               11,099               380,141
                   Merrill Lynch & Co., Inc. (b)                        24,393             1,652,138
                   Morgan Stanley & Co.                                 28,613             1,623,502
                   Northern Trust Corp.                                  4,924               255,162
                   State Street Corp.                                    8,704               482,550
                   T. Rowe Price Group, Inc.                             3,469               249,872
                                                                                        ------------
                                                                                           9,537,765
----------------------------------------------------------------------------------------------------
Chemicals--1.5%
                   Air Products & Chemicals, Inc.                        5,890               348,629
                   Ashland, Inc.                                         1,905               110,299
                   The Dow Chemical Co.                                 25,619             1,122,625
                   E.I. du Pont de Nemours & Co.                        24,404             1,037,170
                   Eastman Chemical Co.                                  2,155               111,176
                   Ecolab, Inc.                                          4,893               177,469
                   Engelhard Corp.                                       3,176                95,756
                   Hercules, Inc. (a)                                    2,984                33,719
                   International Flavors & Fragrances, Inc.              2,145                71,858
                   Monsanto Co.                                          7,127               552,556
                   PPG Industries, Inc.                                  4,434               256,729
                   Praxair, Inc.                                         8,547               452,649
                   Rohm & Haas Co.                                       3,823               185,110
                   Sigma-Aldrich Corp.                                   1,791               113,352
                                                                                        ------------
                                                                                           4,669,097
----------------------------------------------------------------------------------------------------
Commercial Banks--5.7%
                   AmSouth Bancorp                                       9,252               242,495
                   BB&T Corp.                                           14,395               603,294
                   Bank of America Corp.                               106,604             4,919,775
                   Comerica, Inc.                                        4,387               249,006
                   Compass Bancshares, Inc.                              3,306               159,647
                   Fifth Third Bancorp                                  14,728               555,540
                   First Horizon National Corp.                          3,345               128,582
                   Huntington Bancshares, Inc.                           6,057               143,854
                   KeyCorp                                              10,819               356,270
                   M&T Bank Corp.                                        2,118               230,968
                   Marshall & Ilsley Corp.                               5,552               238,958
                   National City Corp.                                  14,630               491,129
                   North Fork Bancorporation, Inc.                      12,627               345,475
                   PNC Financial Services Group, Inc.                    7,757               479,615
                   Regions Financial Corp.                              12,155               415,215
                   SunTrust Banks, Inc.                                  9,593               697,987
                   Synovus Financial Corp.                               8,290               223,913
                   U.S. Bancorp                                         48,214             1,441,116
                   Wachovia Corp.                                       41,236             2,179,735
                   Wells Fargo & Co.                                    44,389             2,788,961
                   Zions Bancorporation                                  2,772               209,452
                                                                                        ------------
                                                                                          17,100,987
----------------------------------------------------------------------------------------------------
Commercial Services & Supplies--0.7%
                   Allied Waste Industries, Inc. (a)                     5,794                50,640
                   Avery Dennison Corp.                                  2,932               162,052
                   Cendant Corp.                                        27,191               469,045
                   Cintas Corp.                                          3,651               150,348
                   Equifax, Inc.                                         3,444               130,941


        S&P 500(R) COVERED CALL FUND INC.         DECEMBER 31, 2005            5

                                                                        Shares
Industry           Common Stocks                                          Held             Value
====================================================================================================
Commercial Services & Supplies (concluded)
                   Monster Worldwide, Inc. (a)                           3,268          $    133,400
                   Pitney Bowes, Inc.                                    6,052               255,697
                   R.R. Donnelley & Sons Co.                             5,768               197,323
                   Robert Half International, Inc.                       4,521               171,301
                   Waste Management, Inc.                               14,648               444,567
                                                                                        ------------
                                                                                           2,165,314
----------------------------------------------------------------------------------------------------
Communications Equipment--2.7%
                   ADC Telecommunications, Inc. (a)                      3,092                69,075
                   Andrew Corp. (a)                                      4,312                46,268
                   Avaya, Inc. (a)                                      11,116               118,608
                   Ciena Corp. (a)                                      15,342                45,566
                   Cisco Systems, Inc. (a)                             163,050             2,791,416
                   Comverse Technology, Inc. (a)                         5,362               142,576
                   Corning, Inc. (a)                                    40,452               795,286
                   JDS Uniphase Corp. (a)                               43,862               103,514
                   Lucent Technologies, Inc. (a)                       117,986               313,843
                   Motorola, Inc.                                       66,117             1,493,583
                   QUALCOMM, Inc.                                       43,644             1,880,184
                   Scientific-Atlanta, Inc.                              4,076               175,553
                   Tellabs, Inc. (a)                                    11,904               129,754
                                                                                        ------------
                                                                                           8,105,226
----------------------------------------------------------------------------------------------------
Computers & Peripherals--3.6%
                   Apple Computer, Inc. (a)                             22,371             1,608,251
                   Dell, Inc. (a)                                       62,473             1,873,565
                   EMC Corp. (a)                                        63,459               864,312
                   Gateway, Inc. (a)                                     7,032                17,650
                   Hewlett-Packard Co.                                  76,049             2,177,283
                   International Business Machines Corp.                41,927             3,446,399
                   Lexmark International, Inc. Class A (a)               3,080               138,076
                   NCR Corp. (a)                                         4,874               165,424
                   Network Appliance, Inc. (a)                           9,877               266,679
                   QLogic Corp. (a)                                      2,130                69,246
                   Sun Microsystems, Inc. (a)                           90,629               379,736
                                                                                        ------------
                                                                                          11,006,621
----------------------------------------------------------------------------------------------------
Construction & Engineering--0.1%
                   Fluor Corp.                                           2,305               178,084
----------------------------------------------------------------------------------------------------
Construction Materials--0.1%
                   Vulcan Materials Co.                                  2,705               183,264
----------------------------------------------------------------------------------------------------
Consumer Finance--1.3%
                   American Express Co.                                 32,960             1,696,122
                   Capital One Financial Corp.                           7,950               686,880
                   MBNA Corp.                                           33,315               904,502
                   SLM Corp.                                            11,077               610,232
                                                                                        ------------
                                                                                           3,897,736
----------------------------------------------------------------------------------------------------
Containers & Packaging--0.2%
                   Ball Corp.                                            2,762               109,707
                   Bemis Co.                                             2,795                77,897
                   Pactiv Corp. (a)                                      3,803                83,666
                   Sealed Air Corp. (a)                                  2,161               121,383
                   Temple-Inland, Inc.                                   2,987               133,967
                                                                                        ------------
                                                                                             526,620
----------------------------------------------------------------------------------------------------
Distributors--0.1%
                   Genuine Parts Co.                                     4,601               202,076
----------------------------------------------------------------------------------------------------
Diversified Consumer Services--0.1%
                   Apollo Group, Inc. Class A (a)                        3,868               233,859
                   H&R Block, Inc.                                       8,697               213,511
                                                                                        ------------
                                                                                             447,370
----------------------------------------------------------------------------------------------------
Diversified Financial Services--3.7%
                   CIT Group, Inc.                                       5,303               274,589
                   Citigroup, Inc.                                     134,287             6,516,948
                   JPMorgan Chase & Co.                                 92,880             3,686,407
                   Moody's Corp.                                         6,587               404,574
                   Principal Financial Group, Inc.                       7,436               352,689
                                                                                        ------------
                                                                                          11,235,207
----------------------------------------------------------------------------------------------------
Diversified Telecommunication Services--2.2%
                   AT&T, Inc.                                          103,694             2,539,466
                   BellSouth Corp.                                      48,540             1,315,434
                   CenturyTel, Inc.                                      3,477               115,297
                   Citizens Communications Co.                           8,863               108,394
                   Qwest Communications
                     International Inc. (a)                             40,979               231,531
                   Verizon Communications, Inc.                         73,394             2,210,627
                                                                                        ------------
                                                                                           6,520,749
----------------------------------------------------------------------------------------------------
Electric Utilities--1.6%
                   Allegheny Energy, Inc. (a)                            4,323               136,823
                   American Electric Power Co., Inc.                    10,450               387,590
                   Cinergy Corp.                                         5,294               224,783
                   Edison International, Inc.                            8,648               377,139
                   Entergy Corp.                                         5,508               378,124
                   Exelon Corp.                                         17,711               941,163
                   FPL Group, Inc.                                      10,481               435,590
                   FirstEnergy Corp.                                     8,755               428,907
                   PPL Corp.                                            10,091               296,675
                   Pinnacle West Capital Corp.                           2,571               106,311
                   Progress Energy, Inc.                                 6,680               293,386
                   The Southern Co.                                     19,682               679,619
                                                                                        ------------
                                                                                           4,686,110
----------------------------------------------------------------------------------------------------
Electrical Equipment--0.5%
                   American Power Conversion Corp.                       4,562               100,364
                   Cooper Industries Ltd. Class A                        2,432               177,536
                   Emerson Electric Co.                                 10,905               814,604
                   Rockwell Automation, Inc.                             4,755               281,306
                                                                                        ------------
                                                                                           1,373,810
----------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments--0.3%
                   Agilent Technologies, Inc. (a)                       10,912               363,260
                   Jabil Circuit, Inc. (a)                               4,618               171,282
                   Molex, Inc.                                           3,810                98,870
                   Sanmina-SCI Corp. (a)                                13,952                59,436
                   Solectron Corp. (a)                                  24,251                88,759
                   Symbol Technologies, Inc.                             6,662                85,407
                   Tektronix, Inc.                                       2,214                62,457
                                                                                        ------------
                                                                                             929,471
----------------------------------------------------------------------------------------------------
Energy Equipment & Services--1.7%
                   BJ Services Co.                                       8,556               313,749
                   Baker Hughes, Inc.                                    9,074               551,518
                   Halliburton Co.                                      13,613               843,461
                   Nabors Industries Ltd. (a)                            4,194               317,695
                   National Oilwell Varco, Inc. (a)                      4,627               290,113
                   Noble Corp.                                           3,634               256,342
                   Rowan Cos., Inc.                                      2,902               103,427
                   Schlumberger Ltd.                                    15,637             1,519,135
                   Transocean, Inc. (a)                                  8,762               610,624
                   Weatherford International Ltd. (a)                    9,228               334,054
                                                                                        ------------
                                                                                           5,140,118
----------------------------------------------------------------------------------------------------


6       S&P 500(R) COVERED CALL FUND INC.         DECEMBER 31, 2005

                                                                        Shares
Industry           Common Stocks                                          Held             Value
====================================================================================================
Food & Staples Retailing--2.3%
                   Albertson's, Inc.                                     9,789          $    208,995
                   CVS Corp.                                            21,612               570,989
                   Costco Wholesale Corp.                               12,532               619,958
                   The Kroger Co. (a)                                   19,241               363,270
                   SUPERVALU Inc.                                        3,615               117,415
                   SYSCO Corporation                                    16,465               511,238
                   Safeway, Inc.                                        11,926               282,169
                   Wal-Mart Stores, Inc.                                66,310             3,103,308
                   Walgreen Co.                                         26,865             1,189,045
                                                                                        ------------
                                                                                           6,966,387
----------------------------------------------------------------------------------------------------
Food Products--1.0%
                   Archer-Daniels-Midland Co.                           17,338               427,555
                   Campbell Soup Co.                                     4,940               147,064
                   ConAgra Foods, Inc.                                  13,774               279,337
                   General Mills, Inc.                                   9,431               465,137
                   HJ Heinz Co.                                          8,884               299,568
                   The Hershey Co.                                       4,807               265,587
                   Kellogg Co.                                           6,817               294,631
                   McCormick & Co., Inc.                                 3,553               109,859
                   Sara Lee Corp.                                       20,161               381,043
                   Tyson Foods, Inc. Class A                             6,681               114,245
                   Wm. Wrigley Jr. Co.                                   4,754               316,093
                                                                                        ------------
                                                                                           3,100,119
----------------------------------------------------------------------------------------------------
Gas Utilities--0.0%
                   Nicor, Inc.                                           1,167                45,875
                   Peoples Energy Corp.                                  1,009                35,386
                                                                                        ------------
                                                                                              81,261
----------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies--2.1%
                   Bausch & Lomb, Inc.                                   1,424                96,690
                   Baxter International, Inc.                           16,554               623,258
                   Becton Dickinson & Co.                                6,690               401,935
                   Biomet, Inc.                                          6,612               241,801
                   Boston Scientific Corp. (a)                          15,662               383,562
                   C.R. Bard, Inc.                                       2,784               183,521
                   Fisher Scientific International Inc. (a)              3,255               201,354
                   Guidant Corp.                                         8,807               570,253
                   Hospira, Inc. (a)                                     4,270               182,671
                   Medtronic, Inc.                                      32,108             1,848,458
                   Millipore Corp. (a)                                   1,382                91,267
                   PerkinElmer, Inc.                                     3,472                81,800
                   St. Jude Medical, Inc. (a)                            9,731               488,496
                   Stryker Corp.                                         7,740               343,888
                   Thermo Electron Corp. (a)                             4,305               129,710
                   Waters Corp. (a)                                      2,938               111,056
                   Zimmer Holdings, Inc. (a)                             6,577               443,553
                                                                                        ------------
                                                                                           6,423,273
----------------------------------------------------------------------------------------------------
Health Care Providers & Services--3.2%
                   Aetna, Inc.                                           7,592               716,002
                   AmerisourceBergen Corp.                               5,536               229,190
                   Cardinal Health, Inc.                                11,367               781,481
                   Caremark Rx, Inc. (a)                                11,939               618,321
                   Cigna Corp.                                           3,339               372,966
                   Coventry Health Care, Inc. (a)                        4,312               245,611
                   Express Scripts, Inc. (a)                             3,866               323,971
                   HCA, Inc.                                            11,253               568,276
                   Health Management Associates, Inc.
                     Class A                                             6,561               144,080
                   Humana, Inc. (a)                                      4,321               234,760
                   IMS Health, Inc.                                      6,150               153,258
                   Laboratory Corp. of America Holdings (a)              3,528               189,983
                   Manor Care, Inc.                                      2,093                83,239
                   McKesson Corp.                                        8,167               421,336
                   Medco Health Solutions, Inc. (a)                      8,164               455,551
                   Patterson Cos., Inc. (a)                              3,670               122,578
                   Quest Diagnostics, Inc.                               4,402               226,615
                   Tenet Healthcare Corp. (a)                           12,460                95,444
                   UnitedHealth Group, Inc.                             36,200             2,249,468
                   WellPoint, Inc. (a)                                  17,512             1,397,282
                                                                                        ------------
                                                                                           9,629,412
----------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure--1.5%
                   Carnival Corp.                                       11,500               614,905
                   Darden Restaurants, Inc.                              3,476               135,147
                   Harrah's Entertainment, Inc.                          4,878               347,753
                   Hilton Hotels Corp.                                   8,708               209,950
                   International Game Technology                         8,944               275,296
                   Marriott International, Inc. Class A                  4,370               292,659
                   McDonald's Corp.                                     33,408             1,126,518
                   Starbucks Corp. (a)                                  20,399               612,174
                   Starwood Hotels & Resorts Worldwide, Inc.             5,819               371,601
                   Wendy's International, Inc.                           3,086               170,532
                   Yum! Brands, Inc.                                     7,514               352,256
                                                                                        ------------
                                                                                           4,508,791
----------------------------------------------------------------------------------------------------
Household Durables--0.7%
                   Black & Decker Corp.                                  2,081               180,964
                   Centex Corp.                                          3,394               242,637
                   DR Horton, Inc.                                       7,226               258,185
                   Fortune Brands, Inc.                                  3,878               302,562
                   KB HOME                                               2,078               150,987
                   Leggett & Platt, Inc.                                 4,883               112,114
                   Lennar Corp. Class A                                  3,646               222,479
                   Maytag Corp.                                          2,128                40,049
                   Newell Rubbermaid, Inc.                               7,313               173,903
                   Pulte Homes, Inc.                                     5,695               224,155
                   Snap-On, Inc.                                         1,530                57,467
                   The Stanley Works                                     1,922                92,333
                   Whirlpool Corp.                                       1,791               150,014
                                                                                        ------------
                                                                                           2,207,849
----------------------------------------------------------------------------------------------------
Household Products--2.3%
                   Clorox Co.                                            4,009               228,072
                   Colgate-Palmolive Co.                                13,751               754,242
                   Kimberly-Clark Corp.                                 12,401               739,720
                   Procter & Gamble Co.                                 88,970             5,149,584
                                                                                        ------------
                                                                                           6,871,618
----------------------------------------------------------------------------------------------------
IT Services--1.0%
                   Affiliated Computer Services, Inc.
                     Class A (a)                                         3,299               195,235
                   Automatic Data Processing, Inc.                      15,305               702,346
                   Computer Sciences Corp. (a)                           4,911               248,693
                   Convergys Corp. (a)                                   3,716                58,899
                   Electronic Data Systems Corp.                        13,844               332,810
                   First Data Corp.                                     20,281               872,286
                   Fiserv, Inc. (a)                                      4,897               211,893
                   Paychex, Inc.                                         8,853               337,476
                   Sabre Holdings Corp. Class A                          3,483                83,975
                   Unisys Corp. (a)                                      9,059                52,814
                                                                                        ------------
                                                                                           3,096,427
----------------------------------------------------------------------------------------------------


        S&P 500(R) COVERED CALL FUND INC.         DECEMBER 31, 2005            7

                                                                        Shares
Industry           Common Stocks                                          Held             Value
====================================================================================================
Independent Power Producers & Energy Traders--0.6%
                   The AES Corp. (a)                                    17,338          $    274,461
                   Constellation Energy Group, Inc.                      4,738               272,909
                   Duke Energy Corp.                                    24,622               675,874
                   Dynegy, Inc. Class A (a)                              7,997                38,705
                   TXU Corp.                                            12,816               643,235
                                                                                        ------------
                                                                                           1,905,184
----------------------------------------------------------------------------------------------------
Industrial Conglomerates--4.4%
                   3M Co.                                               20,172             1,563,330
                   General Electric Co.                                280,472             9,830,544
                   Textron, Inc.                                         3,514               270,508
                   Tyco International Ltd.                              53,435             1,542,134
                                                                                        ------------
                                                                                          13,206,516
----------------------------------------------------------------------------------------------------
Insurance--4.9%
                   ACE Ltd.                                              8,556               457,233
                   AMBAC Financial Group, Inc.                           2,792               215,152
                   AON Corp.                                             8,495               305,395
                   Aflac, Inc.                                          13,282               616,550
                   The Allstate Corp.                                   17,218               930,977
                   American International Group, Inc.                   68,899             4,700,979
                   Chubb Corp.                                           5,307               518,229
                   Cincinnati Financial Corp.                            4,638               207,226
                   Genworth Financial, Inc. Class A                      9,997               345,696
                   Hartford Financial Services Group, Inc.               7,973               684,801
                   Jefferson-Pilot Corp.                                 3,564               202,899
                   Lincoln National Corp.                                4,598               243,832
                   Loews Corp.                                           3,599               341,365
                   MBIA, Inc.                                            3,559               214,109
                   Marsh & McLennan Cos., Inc.                          14,459               459,218
                   Metlife, Inc.                                        20,101               984,949
                   The Progressive Corp.                                 5,236               611,460
                   Prudential Financial, Inc.                           13,405               981,112
                   Safeco Corp.                                          3,279               185,264
                   The St. Paul Travelers Cos., Inc.                    18,381               821,079
                   Torchmark Corp.                                       2,760               153,456
                   UnumProvident Corp.                                   7,911               179,975
                   XL Capital Ltd. Class A                               4,629               311,902
                                                                                        ------------
                                                                                          14,672,858
----------------------------------------------------------------------------------------------------
Internet & Catalog Retail--0.6%
                   Amazon.com, Inc. (a)                                  8,141               383,848
                   eBay, Inc. (a)                                       30,337             1,312,075
                                                                                        ------------
                                                                                           1,695,923
----------------------------------------------------------------------------------------------------
Internet Software & Services--0.4%
                   Yahoo!, Inc. (a)                                     33,517             1,313,196
----------------------------------------------------------------------------------------------------
Leisure Equipment & Products--0.2%
                   Brunswick Corp.                                       2,561               104,130
                   Eastman Kodak Co.                                     7,624               178,402
                   Hasbro, Inc.                                          4,733                95,512
                   Mattel, Inc.                                         10,719               169,575
                                                                                        ------------
                                                                                             547,619
----------------------------------------------------------------------------------------------------
Machinery--1.4%
                   Caterpillar, Inc.                                    18,056             1,043,095
                   Cummins, Inc.                                         1,243               111,534
                   Danaher Corp.                                         6,297               351,247
                   Deere & Co.                                           6,402               436,040
                   Dover Corp.                                           5,380               217,836
                   Eaton Corp.                                           3,929               263,597
                   ITT Industries, Inc.                                  2,453               252,217
                   Illinois Tool Works, Inc.                             5,435               478,226
                   Ingersoll-Rand Co. Class A                            8,782               354,529
                   Navistar International Corp. (a)                      1,634                46,765
                   PACCAR, Inc.                                          4,494               311,120
                   Pall Corp.                                            3,307                88,826
                   Parker Hannifin Corp.                                 3,179               209,687
                                                                                        ------------
                                                                                           4,164,719
----------------------------------------------------------------------------------------------------
Media--3.3%
                   Clear Channel Communications, Inc.                   14,344               451,119
                   Comcast Corp. Class A (a)                            57,641             1,496,360
                   Dow Jones & Co., Inc.                                 1,566                55,577
                   E.W. Scripps Co. Class A                              2,257               108,381
                   Gannett Co., Inc.                                     6,368               385,710
                   Interpublic Group of Cos., Inc. (a)                  11,428               110,280
                   Knight-Ridder, Inc.                                   1,835               116,155
                   The McGraw-Hill Cos., Inc.                            9,951               513,770
                   Meredith Corp.                                        1,110                58,097
                   New York Times Co. Class A                            3,842               101,621
                   News Corp. Class A                                   64,591             1,004,390
                   Omnicom Group                                         4,786               407,432
                   Time Warner, Inc.                                   123,766             2,158,479
                   Tribune Co.                                           6,950               210,307
                   Univision Communications, Inc.
                     Class A (a)                                         5,935               174,430
                   Viacom, Inc. Class B (a)                             41,022             1,337,317
                   Walt Disney Co.                                      51,061             1,223,932
                                                                                        ------------
                                                                                           9,913,357
----------------------------------------------------------------------------------------------------
Metals & Mining--0.8%
                   Alcoa, Inc.                                          23,099               683,037
                   Allegheny Technologies, Inc.                          2,257                81,433
                   Freeport-McMoRan Copper & Gold, Inc.
                     Class B                                             4,885               262,813
                   Newmont Mining Corp.                                 11,860               633,324
                   Nucor Corp.                                           4,131               275,620
                   Phelps Dodge Corp.                                    2,696               387,874
                   United States Steel Corp.                             3,010               144,691
                                                                                        ------------
                                                                                           2,468,792
----------------------------------------------------------------------------------------------------
Multi-Utilities--1.1%
                   Ameren Corp.                                          5,422               277,823
                   CMS Energy Corp. (a)                                  5,842                84,767
                   Centerpoint Energy, Inc.                              8,232               105,781
                   Consolidated Edison, Inc.                             6,502               301,238
                   DTE Energy Co.                                        4,720               203,857
                   Dominion Resources, Inc.                              9,218               711,630
                   KeySpan Corp.                                         4,628               165,173
                   NiSource, Inc.                                        7,237               150,964
                   PG&E Corp.                                            9,107               338,052
                   Public Service Enterprise Group, Inc.                 6,655               432,375
                   Sempra Energy                                         6,824               305,988
                   TECO Energy, Inc.                                     5,524                94,902
                   Xcel Energy, Inc.                                    10,694               197,411
                                                                                        ------------
                                                                                           3,369,961


8       S&P 500(R) COVERED CALL FUND INC.         DECEMBER 31, 2005

                                                                        Shares
Industry           Common Stocks                                          Held             Value
====================================================================================================
Multiline Retail--1.1%
                   Big Lots, Inc. (a)                                    3,025          $     36,330
                   Dillard's, Inc. Class A                               1,635                40,581
                   Dollar General Corp.                                  8,405               160,283
                   Family Dollar Stores, Inc.                            4,121               102,160
                   Federated Department Stores                           7,226               479,301
                   JC Penney Co., Inc.                                   6,165               342,774
                   Kohl's Corp. (a)                                      9,151               444,739
                   Nordstrom, Inc.                                       5,803               217,032
                   Sears Holdings Corp. (a)                              2,649               306,039
                   Target Corp.                                         23,337             1,282,835
                                                                                        ------------
                                                                                           3,412,074
----------------------------------------------------------------------------------------------------
Office Electronics--0.1%
                   Xerox Corp. (a)                                      25,493               373,472
----------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels--7.5%
                   Amerada Hess Corp.                                    2,124               269,366
                   Anadarko Petroleum Corp.                              6,296               596,546
                   Apache Corp.                                          8,741               598,933
                   Burlington Resources, Inc.                           10,035               865,017
                   Chevron Corp.                                        59,592             3,383,038
                   ConocoPhillips                                       36,832             2,142,886
                   Devon Energy Corp.                                   11,794               737,597
                   EOG Resources, Inc.                                   6,413               470,522
                   El Paso Corp.                                        17,502               212,824
                   Exxon Mobil Corp.                                   165,169             9,277,543
                   Kerr-McGee Corp.                                      3,079               279,758
                   Kinder Morgan, Inc.                                   2,793               256,816
                   Marathon Oil Corp.                                    9,728               593,116
                   Murphy Oil Corp.                                      4,383               236,638
                   Occidental Petroleum Corp.                           10,671               852,399
                   Sunoco, Inc.                                          3,613               283,187
                   Valero Energy Corp.                                  16,409               846,704
                   Williams Cos., Inc.                                  15,210               352,416
                   XTO Energy, Inc.                                      9,641               423,626
                                                                                        ------------
                                                                                          22,678,932
----------------------------------------------------------------------------------------------------
Paper & Forest Products--0.4%
                   International Paper Co.                              13,020               437,602
                   Louisiana-Pacific Corp.                               2,808                77,136
                   MeadWestvaco Corp.                                    4,817               135,021
                   Weyerhaeuser Co.                                      6,457               428,357
                                                                                        ------------
                                                                                           1,078,116
----------------------------------------------------------------------------------------------------
Personal Products--0.1%
                   Alberto-Culver Co. Class B                            1,995                91,271
                   Avon Products, Inc.                                  12,168               347,396
                                                                                        ------------
                                                                                             438,667
----------------------------------------------------------------------------------------------------
Pharmaceuticals--6.3%
                   Abbott Laboratories                                  41,176             1,623,570
                   Allergan, Inc.                                        3,493               377,104
                   Bristol-Myers Squibb Co.                             51,935             1,193,466
                   Eli Lilly & Co.                                      30,171             1,707,377
                   Forest Laboratories, Inc. (a)                         8,967               364,778
                   Johnson & Johnson                                    78,968             4,745,977
                   King Pharmaceuticals, Inc. (a)                        6,418               108,593
                   Merck & Co., Inc.                                    58,043             1,846,348
                   Mylan Laboratories, Inc.                              5,803               115,828
                   Pfizer, Inc.                                        195,669             4,563,001
                   Schering-Plough Corp.                                39,230               817,946
                   Watson Pharmaceuticals, Inc. (a)                      2,692                87,517
                   Wyeth                                                35,629             1,641,428
                                                                                        ------------
                                                                                          19,192,933
----------------------------------------------------------------------------------------------------
Real Estate--0.7%
                   Apartment Investment & Management
                   Co. Class A                                           2,540                96,190
                   Archstone-Smith Trust                                 5,627               235,715
                   Equity Office Properties Trust                       10,782               327,018
                   Equity Residential                                    7,649               299,229
                   Plum Creek Timber Co., Inc.                           4,886               176,140
                   Prologis                                              6,463               301,951
                   Public Storage, Inc.                                  2,188               148,171
                   Simon Property Group, Inc.                            4,949               379,242
                   Vornado Realty Trust                                  3,134               261,595
                                                                                        ------------
                                                                                           2,225,251
----------------------------------------------------------------------------------------------------
Road & Rail--0.7%
                   Burlington Northern Santa Fe Corp.                    9,912               701,968
                   CSX Corp.                                             5,766               292,740
                   Norfolk Southern Corp.                               10,788               483,626
                   Union Pacific Corp.                                   7,033               566,227
                                                                                        ------------
                                                                                           2,044,561
----------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment--3.2%
                   Advanced Micro Devices, Inc. (a)                     10,726               328,216
                   Altera Corp. (a)                                      9,621               178,277
                   Analog Devices, Inc.                                  9,737               349,266
                   Applied Materials, Inc.                              43,068               772,640
                   Applied Micro Circuits Corp. (a)                      7,930                20,380
                   Broadcom Corp. Class A (a)                            7,677               361,971
                   Freescale Semiconductor, Inc. Class B (a)            10,894               274,202
                   Intel Corp.                                         160,036             3,994,499
                   Kla-Tencor Corp.                                      5,240               258,489
                   LSI Logic Corp. (a)                                  10,397                83,176
                   Linear Technology Corp.                               8,090               291,806
                   Maxim Integrated Products, Inc.                       8,702               315,360
                   Micron Technology, Inc. (a)                          16,404               218,337
                   National Semiconductor Corp.                          9,123               237,016
                   Novellus Systems, Inc. (a)                            3,540                85,385
                   Nvidia Corp. (a)                                      4,544               166,129
                   PMC-Sierra, Inc. (a)                                  4,864                37,501
                   Teradyne, Inc. (a)                                    5,227                76,157
                   Texas Instruments, Inc.                              42,950             1,377,407
                   Xilinx, Inc.                                          9,251               233,218
                                                                                        ------------
                                                                                           9,659,432
----------------------------------------------------------------------------------------------------
Software--3.5%
                   Adobe Systems, Inc.                                  15,959               589,845
                   Autodesk, Inc.                                        6,126               263,112
                   BMC Software, Inc. (a)                                5,741               117,633
                   Citrix Systems, Inc. (a)                              4,681               134,719
                   Computer Associates International, Inc.              12,180               343,354
                   Compuware Corp. (a)                                  10,285                92,256
                   Electronic Arts, Inc. (a)                             7,979               417,381
                   Intuit, Inc. (a)                                      4,697               250,350
                   Mercury Interactive Corp. (a)                         2,299                63,889
                   Microsoft Corp.                                     242,998             6,354,398
                   Novell, Inc. (a)                                     10,140                89,536
                   Oracle Corp. (a)                                     99,829             1,218,912
                   Parametric Technology Corp. (a)                       7,228                44,091
                   Siebel Systems, Inc.                                 14,044               148,586
                   Symantec Corp. (a)                                   28,707               502,373
                                                                                        ------------
                                                                                          10,630,435
----------------------------------------------------------------------------------------------------
Specialty Retail--2.2%
                   AutoNation, Inc. (a)                                  4,806               104,434
                   AutoZone, Inc. (a)                                    1,471               134,964


        S&P 500(R) COVERED CALL FUND INC.         DECEMBER 31, 2005            9

Schedule of Investments (concluded)

                                                                        Shares
Industry           Common Stocks                                          Held             Value
====================================================================================================
Specialty Retail (concluded)
                   Bed Bath & Beyond, Inc. (a)                           7,880          $    284,862
                   Best Buy Co., Inc.                                   10,849               471,715
                   Circuit City Stores, Inc.                             4,157                93,907
                   The Gap, Inc.                                        15,235               268,745
                   Home Depot, Inc.                                     56,388             2,282,586
                   Limited Brands, Inc.                                  9,244               206,603
                   Lowe's Cos., Inc.                                    20,756             1,383,595
                   Office Depot, Inc. (a)                                8,198               257,417
                   OfficeMax, Inc.                                       1,870                47,423
                   RadioShack Corp.                                      3,574                75,161
                   The Sherwin-Williams Co.                              2,980               135,352
                   Staples, Inc.                                        19,414               440,892
                   TJX Cos., Inc.                                       12,229               284,080
                   Tiffany & Co.                                         3,767               144,238
                                                                                        ------------
                                                                                           6,615,974
----------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods--0.4%
                   Coach, Inc. (a)                                      10,089               336,367
                   Jones Apparel Group, Inc.                             3,101                95,263
                   Liz Claiborne, Inc.                                   2,837               101,621
                   Nike, Inc. Class B                                    5,050               438,290
                   Reebok International Ltd.                             1,391                80,998
                   VF Corp.                                              2,363               130,768
                                                                                        ------------
                                                                                           1,183,307
----------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance--1.6%
                   Countrywide Financial Corp.                          15,852               541,980
                   Fannie Mae                                           25,692             1,254,027
                   Freddie Mac                                          18,342             1,198,650
                   Golden West Financial Corp.                           6,756               445,896
                   MGIC Investment Corp.                                 2,408               158,495
                   Sovereign Bancorp, Inc.                               9,481               204,979
                   Washington Mutual, Inc.                              26,192             1,139,352
                                                                                        ------------
                                                                                           4,943,379
----------------------------------------------------------------------------------------------------
Tobacco--1.5%
                   Altria Group, Inc.                                   55,275             4,130,148
                   Reynolds American, Inc.                               2,260               215,446
                   UST, Inc.                                             4,346               177,447
                                                                                        ------------
                                                                                           4,523,041
----------------------------------------------------------------------------------------------------
Trading Companies & Distributors--0.0%
                   WW Grainger, Inc.                                     2,018               143,480
----------------------------------------------------------------------------------------------------
Wireless Telecommunication Services--0.8%
                   Alltel Corp.                                         10,164               641,348
                   Sprint Nextel Corp.                                  78,424             1,831,985
                                                                                        ------------
                                                                                           2,473,333
----------------------------------------------------------------------------------------------------
                   Total Common Stocks
                   (Cost--$280,580,064)--98.8%                                           298,811,207
====================================================================================================

====================================================================================================
                                                                          Face
                   Short-Term Securities                                Amount
====================================================================================================
Time Deposits--3.1%
                   State Street Bank & Trust Co., 3.60%
                     due 1/03/2006                                  $9,233,525             9,233,525
----------------------------------------------------------------------------------------------------
                   Total Short-Term Securities
                   (Cost--$9,233,525)--3.1%                                                9,233,525
----------------------------------------------------------------------------------------------------
                   Total Investments
                   (Cost--$289,813,589)--101.9%                                          308,044,732
====================================================================================================

====================================================================================================
                                                                     Number of
                   Call Options Written                              Contracts
====================================================================================================
                   S&P 500 Index, expiring
                     January 2006 at USD 1,275                           2,425              (776,000)
----------------------------------------------------------------------------------------------------
                   Total Call Options Written (Premiums
                   Received--$3,684,060)--(0.3%)                                            (776,000)
====================================================================================================
                   Total Investments, Net of Options Written
                   (Cost--$286,129,529*)--101.6%                                         307,268,732

                   Liabilities in Excess of Other Assets--(1.6%)                          (4,969,988)
                                                                                        ------------
                   Net Assets--100.0%                                                   $302,298,744
                                                                                        ============

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.
* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of December 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost ........................................     $ 309,774,561
                                                                  =============
      Gross unrealized appreciation .........................     $   4,361,793
      Gross unrealized depreciation .........................        (6,867,622)
                                                                  -------------
      Net unrealized depreciation ...........................     $  (2,505,829)
                                                                  =============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                      Net               Dividend
      Affiliate                                     Activity             Income
      --------------------------------------------------------------------------
      Merrill Lynch & Co., Inc.                      24,393             $15,888
      --------------------------------------------------------------------------

      Financial futures contracts purchased as of December 31, 2005 were as follows:

      --------------------------------------------------------------------------
      Number of                       Expiration         Face         Unrealized
      Contracts       Issue              Date            Value      Depreciation
      --------------------------------------------------------------------------
         57       E-MINI S&P 500      March 2006      $3,648,679       $(72,641)
      --------------------------------------------------------------------------

      See Notes to Financial Statements.


10      S&P 500(R) COVERED CALL FUND INC.         DECEMBER 31, 2005

Statement of Assets, Liabilities and Capital

As of December 31, 2005
=================================================================================================================================
Assets
---------------------------------------------------------------------------------------------------------------------------------
               Investments in unaffiliated securities, at value (identified cost--$288,479,169)                     $ 306,392,594
               Investments in affiliated securities, at value (identified cost--$1,334,420) ...                         1,652,138
               Cash collateral on future contracts ............................................                           180,228
               Receivables:
                  Dividends ...................................................................    $     410,568
                  Securities sold .............................................................          395,753
                  Interest ....................................................................              923          807,244
                                                                                                   ------------------------------
               Total assets ...................................................................                       309,032,204
                                                                                                                    -------------
=================================================================================================================================
Liabilities
---------------------------------------------------------------------------------------------------------------------------------
               Options written, at value (premiums received--$3,684,060) ......................                           776,000
               Payables:
                  Dividends to shareholders ...................................................        5,512,765
                  Investment adviser ..........................................................          216,211
                  Securities purchased ........................................................           92,412
                  Variation margin ............................................................           14,963
                  Other affiliates ............................................................            2,433        5,838,784
                                                                                                   -------------
               Accrued expenses ...............................................................                           118,676
                                                                                                                    -------------
               Total liabilities ..............................................................                         6,733,460
                                                                                                                    -------------
=================================================================================================================================
Net Assets
---------------------------------------------------------------------------------------------------------------------------------
               Net Assets .....................................................................                     $ 302,298,744
                                                                                                                    =============
=================================================================================================================================
Capital
---------------------------------------------------------------------------------------------------------------------------------
               Common Stock, $.001 par value, 100,000,000 shares authorized ...................                     $      17,161
               Paid-in capital in excess of par ...............................................                       307,695,472
               Accumulated realized capital losses--net .......................................    $ (26,480,451)
               Unrealized appreciation--net ...................................................       21,066,562
                                                                                                   -------------
               Total accumulated losses--net ..................................................                        (5,413,889)
                                                                                                                    -------------
               Total capital--Equivalent to $17.62 per share based on 17,160,699 shares of
                Common Stock outstanding (market price--$16.40) ...............................                     $ 302,298,744
                                                                                                                    =============

      See Notes to Financial Statements.


        S&P 500(R) COVERED CALL FUND INC.         DECEMBER 31, 2005           11

Statement of Operations

For the Period March 31, 2005+ to December 31, 2005
=================================================================================================================================
Investment Income
---------------------------------------------------------------------------------------------------------------------------------
                       Dividends (including $15,888 from affiliates) ..........................                     $   4,286,561
                       Interest ...............................................................                           461,431
                                                                                                                    -------------
                       Total income ...........................................................                         4,747,992
                                                                                                                    -------------
=================================================================================================================================
Expenses
---------------------------------------------------------------------------------------------------------------------------------
                       Investment advisory fees ...............................................    $   2,145,290
                       Professional fees ......................................................           91,772
                       Directors' fees and expenses ...........................................           63,175
                       Accounting services ....................................................           52,652
                       Printing and shareholder reports .......................................           36,073
                       Custodian fees .........................................................           33,070
                       Transfer agent fees ....................................................           18,051
                       Pricing fees ...........................................................              452
                       Other ..................................................................           24,173
                                                                                                   -------------
                       Total expenses .........................................................                         2,464,708
                                                                                                                    -------------
                       Investment income--net .................................................                         2,283,284
                                                                                                                    -------------
=================================================================================================================================
Realized & Unrealized Gain (Loss)--Net
---------------------------------------------------------------------------------------------------------------------------------
                       Realized gain (loss) on:
                          Investments (including $24,945 from affiliates)--net ................        2,469,215
                          Futures contracts--net ..............................................          405,407
                          Options written--net ................................................      (16,784,501)     (13,909,879)
                                                                                                   -------------
                       Unrealized appreciation/depreciation on:
                          Investments (including $317,718 from affiliates)--net ...............       18,231,143
                          Futures contracts--net ..............................................          (72,641)
                          Options written--net ................................................        2,908,060       21,066,562
                                                                                                   ------------------------------
                       Total realized and unrealized gain--net ................................                         7,156,683
                                                                                                                    -------------
                       Net Increase in Net Assets Resulting from Operations ...................                     $   9,439,967
                                                                                                                    =============

+     Commencement of operations.

      See Notes to Financial Statements.


12      S&P 500(R) COVERED CALL FUND INC.         DECEMBER 31, 2005

Statement of Changes in Net Assets

                                                                                                    For the Period
                                                                                                       March 31,
                                                                                                       2005+ to
                                                                                                     December 31,
Increase (Decrease) in Net Assets:                                                                       2005
==================================================================================================================
Operations
------------------------------------------------------------------------------------------------------------------
                       Investment income--net ..............................................        $   2,283,284
                       Realized loss--net ..................................................          (13,909,879)
                       Unrealized appreciation--net ........................................           21,066,562
                                                                                                    -------------
                       Net increase in net assets resulting from operations ................            9,439,967
                                                                                                    -------------
==================================================================================================================
Dividends & Distributions to Shareholders
------------------------------------------------------------------------------------------------------------------
                       Investment income--net ..............................................           (2,283,284)
                       Realized gain--net ..................................................          (12,570,572)
                       Tax return of capital ...............................................          (19,112,079)
                                                                                                    -------------
                       Net decrease in net assets resulting from dividends and distributions
                        to shareholders ....................................................          (33,965,935)
                                                                                                    -------------
==================================================================================================================
Common Stock Transactions
------------------------------------------------------------------------------------------------------------------
                       Net proceeds from issuance of shares ................................          320,880,000
                       Value of shares issued to shareholders in reinvestment of dividends .            6,426,771
                       Offering costs resulting from the issuance of shares ................             (582,067)
                                                                                                    -------------
                       Net increase in net assets resulting from common stock transactions .          326,724,704
                                                                                                    -------------
==================================================================================================================
Net Assets
------------------------------------------------------------------------------------------------------------------
                       Total increase in net assets ........................................          302,198,736
                       Beginning of period .................................................              100,008
                                                                                                    -------------
                       End of period .......................................................        $ 302,298,744
                                                                                                    =============

+     Commencement of operations.

      See Notes to Financial Statements.


        S&P 500(R) COVERED CALL FUND INC.         DECEMBER 31, 2005           13

Financial Highlights

                                                                                                    For the Period
                                                                                                       March 31,
                                                                                                       2005+ to
The following per share data and ratios have been derived                                            December 31,
from information provided in the financial statements.                                                   2005
==================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period ................................        $       19.10
                                                                                                    -------------
                       Investment income--net*** ...........................................                  .13
                       Realized and unrealized gain--net ...................................                  .42
                                                                                                    -------------
                       Total from investment operations ....................................                  .55
                                                                                                    -------------
                       Less dividends and distributions from:
                        Investment income--net .............................................                 (.13)
                        Realized gain--net .................................................                 (.74)
                        Tax return of capital ..............................................                (1.13)
                                                                                                    -------------
                       Total dividends and distributions ...................................                (2.00)
                                                                                                    -------------
                       Offering costs resulting from the issuance of Common Stock ..........                 (.03)
                                                                                                    -------------
                       Net asset value, end of period ......................................        $       17.62
                                                                                                    =============
                       Market price per share, end of period ...............................        $       16.40
                                                                                                    =============
==================================================================================================================
Total Investment Return**
------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share ..................................                 3.11%@
                                                                                                    =============
                       Based on market price per share .....................................                (8.35%)@
                                                                                                    =============
==================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------
                       Expenses ............................................................                 1.03%*
                                                                                                    =============
                       Investment income--net ..............................................                  .96%*
                                                                                                    =============
==================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands) ............................        $     302,299
                                                                                                    =============
                       Portfolio turnover ..................................................                16.70%
                                                                                                    =============

*     Annualized.
** Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
***   Based on average shares outstanding.
+     Commencement of operations.
@     Aggregate total investment return.

      See Notes to Financial Statements.


14      S&P 500(R) COVERED CALL FUND INC.         DECEMBER 31, 2005

Notes to Financial Statements

1. Significant Accounting Policies:

S&P 500(R) Covered Call Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. Prior to commencement of operations on March 31, 2005, the Fund had no operations other than those relating to organizational matters and the sale of 5,236 shares of Common Stock on March 15, 2005 to Merrill Lynch Investment Managers, L.P. ("MLIM") for $100,008. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund determines and makes available for publication the net asset value of its Common Stock on a daily basis. The Fund's Common Stock shares are listed on the New York Stock Exchange ("NYSE") under the symbol BEP. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Equity securities that are held by the Fund that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market. Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund's Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund's Board of Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Fund's Board of Directors.

(b) Derivative financial instruments -- The Fund will engage in various portfolio investment strategies both to enhance its returns or as a proxy for a direct investment in securities underlying the Fund's index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Options -- The Fund purchases and writes covered call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the


        S&P 500(R) COVERED CALL FUND INC.         DECEMBER 31, 2005           15
      current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. A portion of the dividends paid by the Fund during the period March 31, 2005 to December 31, 2005 is characterized as a tax return of capital.

(f) Offering expenses -- Direct expenses relating to the public offering of the Fund's Common Stock were charged to capital at the time of issuance of the shares.

(g) Securities lending -- The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory and Management Agreement and Transactions with
Affiliates:

The Fund has entered into an Investment Advisory and Management Agreement with IQ Investment Advisors LLC ("IQ"), an indirect subsidiary of Merrill Lynch & Co. Inc. ("ML & Co.").


16      S&P 500(R) COVERED CALL FUND INC.         DECEMBER 31, 2005

Notes to Financial Statements (concluded)

IQ is responsible for the investment advisory, management and administrative services to the Fund. In addition, IQ provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund will pay a monthly fee at an annual rate equal to .90% of the average daily value of the Fund's net assets plus borrowings for investment purposes but exclude any net assets attributable to leveraging transactions. IQ has entered into a Subadvisory Agreement with PEA Capital LLC ("PEA") pursuant to which PEA provides certain investment advisory services to IQ with respect to the Fund. For such services, IQ will pay PEA a monthly fee at an annual rate of .40% of the average daily value of the Fund's net assets plus borrowings for investment purposes but exclude any net assets attributable to leveraging transactions. There was no increase in the aggregate fees paid by the Fund for these services.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to ML & Co. and its affiliates, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of IQ. Pursuant to that order, the Fund may retain Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of IQ, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by IQ or its affiliates.

For the period March 31, 2005 to December 31, 2005, MLPF&S received gross fees from underwriting of $11,392,299 in connection with the issuance of the Fund's Common Stock. In addition, the Fund reimbursed MLPF&S $77,397 as a partial reimbursement of expenses incurred in connection with the issuance of the Fund's Common Stock.

Certain officers and/or directors of the Fund are officers and/or directors of MLIM, IQ, ML & Co., and/or MLIM, LLC.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the period March 31, 2005 to December 31, 2005 were $330,428,878 and $52,318,029, respectively.

Transactions in options written for the period March 31, 2005 to December 31, 2005 were as follows:

-------------------------------------------------------------------------------
                                                       Number of      Premiums
                                                       Contracts      Received
-------------------------------------------------------------------------------
Options written ..................................      24,025     $ 34,232,070
Options closed ...................................     (21,600)     (30,548,010)
                                                     --------------------------
Outstanding call options written, end of period ..       2,425     $  3,684,060
                                                     ==========================

4. Common Stock Transactions:

The Fund is authorized to issue 100,000,000 shares of Common Stock, par value $.001, all of which are initially classified as Common Stock. The Board of Directors is authorized, however, to classify and reclassify any unissued shares of Common Stock without approval of the holders of Common Stock.

Shares issued and outstanding during the period March 31, 2005 to December 31, 2005 increased by 16,800,000 from shares sold and 355,463 as a result of dividend reinvestment.

5. Distributions to Shareholders:

The tax character of distributions paid during the period March 31, 2005 to December 31, 2005 was as follows:

--------------------------------------------------------------------------------
                                                        3/31/2005+ to 12/31/2005
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income .....................................              $11,820,234
  Long-term capital gain ..............................                3,033,622
  Tax return of capital ...............................               19,112,079
                                                                     -----------
Total distributions ...................................              $33,965,935
                                                                     ===========

+     Commencement of operations.

As of December 31, 2005, the components of accumulated losses on a tax basis were as follows:

------------------------------------------------------------------------------
Undistributed ordinary income -- net ......................                 --
Undistributed long-term capital gains -- net ..............                 --
                                                                   -----------
Total undistributed earnings -- net .......................                 --
Capital loss carryforward ................................                  --
Unrealized losses -- net ..................................         (5,413,889)*
                                                                   -----------
Total accumulated losses -- net ...........................        $(5,413,889)
                                                                   ===========

* The difference between book-basis and tax-basis net unrealized losses is attributable primarily to the realization for tax purposes of unrealized gains/losses on certain futures contracts and on certain securities that are part of a straddle.


        S&P 500(R) COVERED CALL FUND INC.         DECEMBER 31, 2005           17

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of S&P 500(R) Covered Call Fund Inc.:

We have audited the accompanying statement of assets, liabilities and capital, including the schedule of investments, of S&P 500(R) Covered Call Fund Inc. as of December 31, 2005, and the related statements of operations and of changes in net assets, and the financial highlights for the period March 31, 2005 (commencement of operations) through December 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of S&P 500(R) Covered Call Fund Inc. as of December 31, 2005, the results of its operations, the changes in its net assets, and its financial highlights for the period March 31, 2005 through December 31, 2005, in conformity with U.S. generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, NJ
February 17, 2006

Fund Certification (unaudited)

In March 2005, the Fund filed its Chief Executive Officer Certification for the prior year with the New York Stock Exchange pursuant to Section 303A.12(a) of the New York Stock Exchange Corporate Governance Listing Standards.

The Fund's Chief Executive Officer and Chief Financial Officer Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 were filed with the Fund's Form N-CSR and are available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Important Tax Information (unaudited)

The following information is provided with respect to the taxable ordinary income portion of the distributions paid by S&P 500(R) Covered Call Fund Inc. during the period ended December 31, 2005.

--------------------------------------------------------------------------------
Short-Term Capital Gain Dividends for Non-U.S. Residents .........       80.68%*
--------------------------------------------------------------------------------
* Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Additionally, the Fund distributed long-term capital gains of $.176777 per share to shareholders of record on December 20, 2005.


18      S&P 500(R) COVERED CALL FUND INC.         DECEMBER 31, 2005

Automatic Dividend Reinvestment Plan

How the Plan Works -- The Fund offers a Dividend Reinvestment Plan (the "Plan") under which income and capital gains dividends paid by the Fund are automatically reinvested in additional shares of Common Stock of the Fund. The Plan is administered on behalf of the shareholders by The Bank of New York (the "Plan Agent"). Under the Plan, whenever the Fund declares a dividend, participants in the Plan will receive the equivalent in shares of Common Stock of the Fund. The Plan Agent will acquire the shares for the participant's account either (i) through receipt of additional unissued but authorized shares of the Fund ("newly issued shares") or (ii) by purchase of outstanding shares of Common Stock on the open market on the New York Stock Exchange or elsewhere. If, on the dividend payment date, the Fund's net asset value per share is equal to or less than the market price per share plus estimated brokerage commissions (a condition often referred to as a "market premium"), the Plan Agent will invest the dividend amount in newly issued shares. If the Fund's net asset value per share is greater than the market price per share (a condition often referred to as a "market discount"), the Plan Agent will invest the dividend amount by purchasing on the open market additional shares. If the Plan Agent is unable to invest the full dividend amount in open market purchases, or if the market discount shifts to a market premium during the purchase period, the Plan Agent will invest any uninvested portion in newly issued shares. The shares acquired are credited to each shareholder's account. The amount credited is determined by dividing the dollar amount of the dividend by either (i) when the shares are newly issued, the net asset value per share on the date the shares are issued or
(ii) when shares are purchased in the open market, the average purchase price per share.

Participation in the Plan -- Participation in the Plan is automatic, that is, a shareholder is automatically enrolled in the Plan when he or she purchases shares of Common Stock of the Fund unless the shareholder specifically elects not to participate in the Plan. Shareholders who elect not to participate will receive all dividend distributions in cash. Shareholders who do not wish to participate in the Plan, must advise the Plan Agent in writing (at the address set forth below) that they elect not to participate in the Plan. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by writing to the Plan Agent.

Benefits of the Plan -- The Plan provides an easy, convenient way for shareholders to make additional, regular investments in the Fund. The Plan promotes a long-term strategy of investing at a lower cost. All shares acquired pursuant to the Plan receive voting rights. In addition, if the market price plus commissions of the Fund's shares is above the net asset value, participants in the Plan will receive shares of the Fund for less than they could otherwise purchase them and with a cash value greater than the value of any cash distribution they would have received. However, there may not be enough shares available in the market to make distributions in shares at prices below the net asset value. Also, since the Fund does not redeem shares, the price on resale may be more or less than the net asset value.

Plan Fees -- There are no enrollment fees or brokerage fees for participating in the Plan. The Plan Agent's service fees for handling the reinvestment of distributions are paid for by the Fund. However, brokerage commissions may be incurred when the Fund purchases shares on the open market and shareholders will pay a pro rata share of any such commissions.

Tax Implications -- The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. Therefore, income and capital gains may still be realized even though shareholders do not receive cash. Participation in the Plan generally will not effect the tax-exempt status of exempt interest dividends paid by the Fund. If, when the Fund's shares are trading at a market premium, the Fund issues shares pursuant to the Plan that have a greater fair market value than the amount of cash reinvested, it is possible that all or a portion of the discount from the market value (which may not exceed 5% of the fair market value of the Fund's shares) could be viewed as a taxable distribution. If the discount is viewed as a taxable distribution, it is also possible that the taxable character of this discount would be allocable to all the shareholders, including shareholders who do not participate in the Plan. Thus, shareholders who do not participate in the Plan might be required to report as ordinary income a portion of their distributions equal to their allocable share of the discount.

Contact Information -- All correspondence concerning the Plan, including any questions about the Plan, should be directed to the Plan Agent at The Bank of New York, Church Street Station, P.O. Box 11258, New York, NY 10286-1258,
Telephone: 800-432-8224.


        S&P 500(R) COVERED CALL FUND INC.         DECEMBER 31, 2005           19

Officers and Directors

                                                                                                       Number of IQ
                                                                                                       Advisors-
                                                                                                       Affiliate
                                                                                                       Advised Funds   Other Public
                           Position(s)  Length of                                                      and Portfolios  Directorships
                           Held with    Time                                                           Overseen        Held by
Name        Address & Age  Fund         Served** Principal Occupation(s) During Past 5 Years           By Director     Director
====================================================================================================================================
Non-Interested Directors*
------------------------------------------------------------------------------------------------------------------------------------
Alan R.     P.O. Box 9095  Director &   2005 to  Vice-Chairman, Kissinger Associates, Inc., a               6          Hasbro, Inc.;
Batkin      Princeton, NJ  Chairman of  present  consulting firm, since 1990.                                          Overseas
            08543-9095     the Board                                                                                   Shipholding
            Age: 61                                                                                                    Group, Inc.;
                                                                                                                       Cantel
                                                                                                                       Medical
                                                                                                                       Corp.; and
                                                                                                                       Diamond
                                                                                                                       Offshore
                                                                                                                       Drilling,
                                                                                                                       Inc.
------------------------------------------------------------------------------------------------------------------------------------
Paul        P.O. Box 9095  Director &   2005 to  Professor, Columbia University Business School             6          None
Glasserman  Princeton, NJ  Chairman of  present  since 1991; Senior Vice Dean since July 2004.
            08543-9095     the Audit
            Age: 43        Committee
------------------------------------------------------------------------------------------------------------------------------------
Steven W.   P.O. Box 9095  Director     2005 to  Retired since August 2002; Managing Director,              6          None
Kohlhagen   Princeton, NJ               present  Wachovia National Bank and its predecessors
            08543-9095                           (1992 - 2002).
            Age: 58
------------------------------------------------------------------------------------------------------------------------------------
William J.  P.O. Box 9095  Director &   2005 to  Retired since November 2004; Chairman and Chief            6          None
Rainer      Princeton, NJ  Chairman of  present  Executive Officer, OneChicago, LLC, a designated
            08543-9095     Nominating            contract market (2001 to November 2004); Chairman,
            Age: 59        and                   U.S. Commodity Futures Trading Commission
                           Corporate             (1999 - 2001).
                           Governance
                           Committee
            ------------------------------------------------------------------------------------------------------------------------
            *     Each of the Non-Interested Directors is a member of the Audit Committee and the Nominating and Corporate
                  Governance Committee.
            **    Each Director will serve for a term of one year and until his successor is elected and qualifies, or his earlier death, resignation or removal as provided in the Fund's s, charter or by statute.
====================================================================================================================================
Interested Director*
------------------------------------------------------------------------------------------------------------------------------------
Andrew J.   P.O. Box 9095  Director     2005 to  IQ Investment Advisors LLC, Chief Legal Officer since      7          None
Donohue     Princeton, NJ               present  2004; Global General Counsel, FAM and MLIM,
            08543-9095                           since March 2003; prior to 2003, General Counsel,
            Age: 55                              OppenheimerFunds, Inc.
            ------------------------------------------------------------------------------------------------------------------------
            *     Mr. Donohue is an Interested Director because of his position as an employee of the Advisor and its affiliates.
                  Mr. Donohue serves for a term of one year and until his successor is elected and qualifies, or his earlier death, resignation or removal as provided by the Fund's Bylaws, charter or by statute.


20      S&P 500(R) COVERED CALL FUND INC.         DECEMBER 31, 2005

Officers and Directors (concluded)

                           Position(s)  Length of
                           Held         Time
Name        Address & Age  with Funds   Served   Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund Officers*
------------------------------------------------------------------------------------------------------------------------------------
Mitchell    P.O. Box 9011  President    2005 to  IQ Investment Advisors LLC, President since April 2004; MLPF&S, First Vice
M. Cox      Princeton, NJ               present  President, Head of Global Private Client Market Investments & Origination since
            08543-9011                           2003; MLPF&S, First Vice President, Head of Structured Products Origination and
            Age: 40                              Sales (2001 - 2003); MLPF&S, Director, Head of Structured Products Origination
                                                 (1997 - 2001).
------------------------------------------------------------------------------------------------------------------------------------
Donald C.   P.O. Box 9011  Vice         2005 to  IQ Investment Advisors LLC, Treasurer and Secretary since December 2004; First Vice
Burke       Princeton, NJ  President,   present  President of MLIM and FAM since 1997 and Treasurer thereof since 1999; Senior Vice
            08543-9011     Treasurer             President and Treasurer of Princeton Services since 1999 and Director since 2004;
            Age: 45        and                   Vice President of FAMD since 1999; Vice President of MLIM and FAM (1990 - 1997);
                           Secretary             Director of Taxation of MLIM (1999 - 2001).
------------------------------------------------------------------------------------------------------------------------------------
Andrew J.   P.O. Box 9011  Chief Legal  2005 to  IQ Investment Advisors LLC, Chief Legal Officer since December 2004; Global General
Donohue     Princeton, NJ  Officer      present  Counsel, FAM and MLIM, since March 2003; prior to 2003, General Counsel,
            08543-9011                           OppenheimerFunds, Inc.
            Age: 55
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey     P.O. Box 9011  Chief        2005 to  IQ Investment Advisors LLC, Chief Compliance Officer since 2004; Chief Compliance
Hiller      Princeton, NJ  Compliance   present  Officer of the MLIM/FAM-advised funds and First Vice President and Chief Compliance
            08543-9011     Officer               Officer of MLIM (Americas Region) since 2004; Global Director of Compliance at
            Age: 54                              Morgan Stanley Investment Management (2000 - 2004); Managing Director and Global
                                                 Director of Compliance at Citigroup Asset Management (2000 - 2002); Chief
                                                 Compliance Officer at Soros Fund Management in 2000; Chief Compliance Officer at
                                                 Prudential Financial (1995 - 2000); Senior Counsel in the SEC's Division of
                                                 Enforcement in Washington, D.C. (1990 - 1995).
------------------------------------------------------------------------------------------------------------------------------------
Justin C.   P.O. Box 9011  Vice         2005 to  IQ Investment Advisors LLC, Vice President since 2005; MLPF&S, Director, Global
Ferri       Princeton, NJ  President    present  Private Client Market Investments & Origination since 2006; MLPF&S, Vice President,
            08543-9011                           Global Private Client Market Investments & Origination in 2005; MLPF&S, Vice
            Age: 30                              President, Head Global Private Client Rampart Equity Derivatives (2004 - 2005);
                                                 MLPF&S, Vice President, Co-Head Global Private Client Domestic Analytic Development
                                                 (2002 - 2004); mPower Advisors LLC, Vice President, Quantitative Development
                                                 (1999 - 2002).
------------------------------------------------------------------------------------------------------------------------------------
Jay M.      P.O. Box 9011  Vice         2005 to  IQ Investment Advisors LLC, Vice President and Assistant Treasurer since 2005;
Fife        Princeton, NJ  President    present  MLIM, Director since 2000; MLPF&S, Director (2000) and Vice President
            08543-9011     and                   (1997 - 2000).
            Age: 35        Assistant
                           Treasurer
------------------------------------------------------------------------------------------------------------------------------------
Colleen R.  P.O. Box 9011  Vice         2005 to  IQ Investment Advisors LLC, Vice President since 2005; MLPF&S, Director, Global
Rusch       Princeton, NJ  President    present  Private Client Market Investments & Origination since July 2005; MLIM, Director
            08543-9011     and                   from January 2005 to July 2005; Vice President of MLIM (1998 - 2004).
            Age: 38        Assistant
                           Secretary
            ------------------------------------------------------------------------------------------------------------------------
            *     Officers of the Fund serve at the pleasure of the Board of Directors.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

The Bank of New York
101 Barclay Street -- 11 East
New York, NY 10286

NYSE Symbol

BEP


        S&P 500(R) COVERED CALL FUND INC.         DECEMBER 31, 2005           21

Contact Information

For more information regarding the Fund, please visit www.IQIAFunds.com or contact us at 1-877-449-4742.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


22      S&P 500(R) COVERED CALL FUND INC.         DECEMBER 31, 2005

[LOGO] IQ
       INVESTMENT
       ADVISORS                                                www.IQIAFunds.com

S&P 500(R) Covered Call Fund Inc. seeks to provide total returns through a covered call strategy that seeks to approximate the performance, less fees and expenses, of the CBOE S&P 500 BuyWrite Index(SM).

This report, including the financial information herein, is transmitted to shareholders of S&P 500(R) Covered Call Fund Inc. for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge at www.IQIAFunds.com/proxyvoting.asp or upon request by calling toll-free 1-877-449-4742 or through the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.IQIAFunds.com/proxyvoting.asp; and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

S&P 500(R) Covered Call Fund Inc.
Box 9011
Princeton, NJ 08543-9011

                                                                 #IQBEP -- 12/05

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-877-449-4742.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Alan R. Batkin and (2) Steven W. Kohlhagen.

Item 4 - Principal Accountant Fees and Services

         (a) Audit Fees -         Fiscal Year Ending December 31, 2005 - $30,600
                                  Fiscal Year Ending December 31, 2004 - N/A

         (b) Audit-Related Fees - Fiscal Year Ending December 31, 2005 - $8,400
                                  Fiscal Year Ending December 31, 2004 - N/A

         The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

         (c) Tax Fees -           Fiscal Year Ending December 31, 2005 - $6,500
                                  Fiscal Year Ending December 31, 2004 - N/A

         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees -     Fiscal Year Ending December 31, 2005 - $0
                                  Fiscal Year Ending December 31, 2004 - N/A

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) Not Applicable

         (g) Fiscal Year Ending December 31, 2005 - $5,034,771

             Fiscal Year Ending December 31, 2004 - N/A

         (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Regulation S-X Rule 2-01(c)(7)(ii) - $919,000, 0%

Item 5 - Audit Committee of Listed Registrants - The following individuals are members of the registrant's separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)):

         Alan R. Batkin
         Steven W. Kohlhagen
         Paul Glasserman
         William J. Rainer

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies -

         Proxy Voting Policies and Procedures

         Each Fund's Board of Directors has delegated to IQ Investment Advisors LLC, and/or any sub-investment adviser approved by the Board of Directors (the "Investment Adviser") authority to vote all proxies relating to the Fund's portfolio securities. The Investment Adviser has adopted policies and procedures ("Proxy Voting Procedures") with respect to the voting of proxies related to the portfolio securities held in the account of one or more of its clients, including a Fund. Pursuant to these Proxy Voting Procedures, the Investment Adviser's primary objective when voting proxies is to make proxy voting decisions solely in the best interests of each Fund and its shareholders, and to act in a manner that the Investment Adviser believes is most likely to enhance the economic value of the securities held by the Fund. The Proxy Voting Procedures are designed to ensure that the Investment Adviser considers the interests of its clients, including the Funds, and not the interests of the Investment Adviser, when voting proxies and that real (or perceived) material conflicts that may arise between the Investment Adviser's interest and those of the Investment Adviser's clients are properly addressed and resolved.

         In order to implement the Proxy Voting Procedures, the Investment Adviser has formed a Proxy Voting Committee (the "Committee"). The Committee is comprised of the Investment Adviser's Chief Investment Officer (the "CIO"), one or more other senior investment professionals appointed by the CIO, portfolio managers and investment analysts appointed by the CIO and any other personnel the CIO deems appropriate. The Committee will also include two non-voting representatives from the Investment Adviser's Legal department appointed by the Investment Adviser's General Counsel. The Committee's membership shall be limited to full-time employees of the Investment Adviser. No person with any investment banking, trading, retail brokerage or research responsibilities for the Investment Adviser's affiliates may serve as a member of the Committee or participate in its decision making (except to the extent such person is asked by the Committee to present information to the Committee, on the same basis as other interested knowledgeable parties not affiliated with the Investment Adviser might be asked to do so). The Committee determines how to vote the proxies of all clients, including a Fund, that have delegated proxy voting authority to the Investment Adviser and seeks to ensure that all votes are consistent with the best interests of those clients and are free from unwarranted and inappropriate influences. The Committee establishes general proxy voting policies for the Investment Adviser and is responsible for determining how those policies are applied to specific proxy votes, in light of each issuer's unique structure, management, strategic options and, in certain circumstances, probable economic and other anticipated consequences of alternate actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its generally stated policies. In addition, the Committee will be responsible for ensuring that all reporting and recordkeeping requirements related to proxy voting are fulfilled.

         The Committee may determine that the subject matter of a recurring proxy issue is not suitable for general voting policies and requires a case-by-case determination. In such cases, the Committee may elect not to adopt a specific voting policy applicable to that issue. The Investment Adviser believes that certain proxy voting issues require investment analysis -- such as approval of mergers and other significant corporate transactions -- akin to investment decisions, and are, therefore, not suitable for general guidelines. The Committee may elect to adopt a common position for the Investment Adviser on certain proxy votes that are akin to investment decisions, or determine to permit the portfolio manager to make individual decisions on how best to maximize economic value for a Fund (similar to normal buy/sell investment decisions made by such portfolio managers). While it is expected that the Investment Adviser will generally seek to vote proxies over which the Investment Adviser exercises voting authority in a uniform manner for all the Investment Adviser's clients, the Committee, in conjunction with a Fund's portfolio manager, may determine that the Fund's specific circumstances require that its proxies be voted differently.

         To assist the Investment Adviser in voting proxies, the Committee has retained Institutional Shareholder Services ("ISS"). ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to the Investment Adviser by ISS include in-depth research, voting recommendations (although the Investment Adviser is not obligated to follow such recommendations), vote execution, and recordkeeping. ISS will also assist the Fund in fulfilling its reporting and recordkeeping obligations under the Investment Company Act.

         The Investment Adviser's Proxy Voting Procedures also address special circumstances that can arise in connection with proxy voting. For instance, under the Proxy Voting Procedures, the Investment Adviser generally will not seek to vote proxies related to portfolio securities that are on loan, although it may do so under certain circumstances. In addition, the Investment Adviser will vote proxies related to securities of foreign issuers only on a best efforts basis and may elect not to vote at all in certain countries where the Committee determines that the costs associated with voting generally outweigh the benefits. The Committee may at any time override these general policies if it determines that such action is in the best interests of a Fund.

         From time to time, the Investment Adviser may be required to vote proxies in respect of an issuer where an affiliate of the Investment Adviser (each, an "Affiliate"), or a money management or other client of the Investment Adviser (each, a "Client") is involved. The Proxy Voting Procedures and the Investment Adviser's adherence to those procedures are designed to address such conflicts of interest. The Committee intends to strictly adhere to the Proxy Voting Procedures in all proxy matters, including matters involving Affiliates and Clients. If, however, an issue representing a non-routine matter that is material to an Affiliate or a widely known Client is involved such that the Committee does not reasonably believe it is able to follow its guidelines (or if the particular proxy matter is not addressed by the guidelines) and vote impartially, the Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of the Investment Adviser's clients.

         In the event that the Committee determines not to retain an independent fiduciary, or it does not follow the advice of such an independent fiduciary, the powers of the Committee shall pass to a subcommittee, appointed by the CIO (with advice from the Secretary of the Committee), consisting solely of Committee members selected by the CIO. The CIO shall appoint to the subcommittee, where appropriate, only persons whose job responsibilities do not include contact with the Client and whose job evaluations would not be affected by the Investment Adviser's relationship with the Client (or failure to retain such relationship). The subcommittee shall determine whether and how to vote all proxies on behalf of the Investment Adviser's clients or, if the proxy matter is, in their judgment, akin to an investment decision, to defer to the applicable portfolio managers, provided that, if the subcommittee determines to alter the Investment Adviser's normal voting guidelines or, on matters where the Investment Adviser's policy is case-by-case, does not follow the voting recommendation of any proxy voting service or other independent fiduciary that may be retained to provide research or advice to the Investment Adviser on that matter, no proxies relating to the Client may be voted unless the Secretary, or in the Secretary's absence, the Assistant Secretary of the Committee concurs that the subcommittee's determination is consistent with the Investment Adviser's fiduciary duties.

         In addition to the general principles outlined above, the Investment Adviser has adopted voting guidelines with respect to certain recurring proxy issues that are not expected to involve unusual circumstances. These policies are guidelines only, and the Investment Adviser may elect to vote differently from the recommendation set forth in a voting guideline if the Committee determines that it is in a Fund's best interest to do so. In addition, the guidelines may be reviewed at any time upon the request of a Committee member and may be amended or deleted upon the vote of a majority of Committee members present at a Committee meeting at which there is a quorum.

         The Investment Adviser has adopted specific voting guidelines with respect to the following proxy issues:

            o Proposals related to the composition of the Board of Directors of issuers other than investment companies. As a general matter, the Committee believes that a company's Board of Directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company's business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Committee, therefore, believes that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, the Committee may look at a nominee's history of representing shareholder interests as a director of other companies or other factors, to the extent the Committee deems relevant.

            o Proposals related to the selection of an issuer's independent auditors. As a general matter, the Committee believes that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Committee will generally defer to a corporation's choice of auditor, in individual cases, the Committee may look at an auditors' history of representing shareholder interests as auditor of other companies, to the extent the Committee deems relevant.

            o Proposals related to management compensation and employee benefits. As a general matter, the Committee favors disclosure of an issuer's compensation and benefit policies and opposes excessive compensation, but believes that compensation matters are normally best determined by an issuer's board of directors, rather than shareholders. Proposals to "micro-manage" an issuer's compensation practices or to set arbitrary restrictions on compensation or benefits will, therefore, generally not be supported.

            o Proposals related to requests, principally from management, for approval of amendments that would alter an issuer's capital structure. As a general matter, the Committee will support requests that enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.

            o Proposals related to requests for approval of amendments to an issuer's charter or by-laws. As a general matter, the Committee opposes poison pill provisions.

            o Routine proposals related to requests regarding the formalities of corporate meetings.

            o Proposals related to proxy issues associated solely with holdings of investment company shares. As with other types of companies, the Committee believes that a fund's Board of Directors (rather than its shareholders) is best-positioned to set fund policy and oversee management. However, the Committee opposes granting Boards of Directors authority over certain matters, such as changes to a fund's investment objective that the Investment Company Act envisions will be approved directly by shareholders.

            o Proposals related to limiting corporate conduct in some manner that relates to the shareholder's environmental or social concerns. The Committee generally believes that annual shareholder meetings are inappropriate forums for discussion of larger social issues, and opposes shareholder resolutions "micromanaging" corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant and material to the economic interests of shareholders, the Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - as of December 31, 2005.

         (a)(1) Messrs. Greg Tournant and Stephen Bond-Nelson are jointly responsible for the day-to-day management of the registrant's portfolio. Mr. Tournant is currently co-portfolio manager for the Fund and since 2004 has been the portfolio manager for several other funds. From 2001 to 2003, he was a Senior Research Analyst at the Subadviser. Prior to joining the Subadviser in 2001, Mr. Tournant was a Senior Research Analyst at Eagle Asset Management, a division of Raymond James Financial from 1998 to 2001. Before that, Mr. Tournant spent three years as a strategy consultant for McKinsey & Co. and two years as a research analyst for Eagle Asset Management. Mr. Tournant has over ten years of investment management experience. As of December 31, 2005, Mr. Stephen Bond-Nelson is a co-portfolio manager for the Fund. From 1999 to 2004, Stephen was a Senior Research Analyst at PEA Capital LLC. Prior to joining the firm, he was a Senior Research Analyst at Prudential Mutual Funds. He has over thirteen years of investment management experience.

         (a)(2) As of December 31, 2005:

                                                                               (iii) Number of Other Accounts and
                           (ii) Number of Other Accounts Managed                 Assets for Which Advisory Fee is
                                 and Assets by Account Type                             Performance-Based
                            Other                                            Other
                         Registered     Other Pooled                       Registered      Other Pooled
(i) Name of              Investment      Investment          Other         Investment       Investment          Other
Portfolio Manager        Companies        Vehicles         Accounts        Companies         Vehicles         Accounts
                      --------------                                     --------------

Greg Tournant                      6                0                3                0                0                0
                      $2,713,573,065   $            0   $   21,072,483   $            0   $            0   $            0
Stephen Bond-Nelson                2                0                0                0                0                0
                      $  240,276,247   $            0   $            0   $            0   $            0   $            0

         (iv) Potential Material Conflicts of Interest

         Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account, including the following:

         Certain investments may be appropriate for the Fund and also for other clients advised by the Adviser and its affiliates, including other client accounts managed by the Fund's portfolio management team. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of the Adviser and its affiliates may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results for the Fund may differ from the results achieved by other clients of the Adviser and its affiliates. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser and its affiliates to be equitable to each. The Adviser will not determine allocations based on whether it receives a performance-based fee from the client. In some cases, the allocation procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Adviser and its affiliates in the interest of achieving the most favorable net results to the Fund.

         To the extent that the Fund's portfolio management team has responsibilities for managing accounts in addition to the Fund, a portfolio manager will need to divide his or her time and attention among relevant accounts.

         In some cases, a real, potential or apparent conflict may also arise where (i) the Adviser may have an incentive, such as a performance-based fee, in managing one account and not with respect to other accounts it manages or (ii) where a member of the Fund's portfolio management team owns an interest in one fund or account he or she manages and not another.

         MLIM has adopted policies and procedures designed to address conflicts of interest its portfolio managers may face.

         (a)(3) As of December 31, 2005:

         Compensation. Mr. Tournant's and Mr. Bond-Nelson's compensation consists of the following elements:

         Base salary. Each portfolio manager is paid a fixed base salary that is set on an annual basis at a level determined solely by the Subadviser. In setting the base salary for portfolio managers, the Subadviser's intention is to be competitive in light of the particular portfolio manager's experience and responsibilities. The Subadviser evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation.

         Annual bonus. Each portfolio manager is also eligible to receive an annual bonus. The bonus forms the majority of Mr. Tournant's annual cash compensation and is based on both the Subadviser's revenues and assets under management, in addition to the performance of their respective accounts on a pre-tax basis relative to other portfolio managers with the same investment style. For these purposes, no particular index or benchmark is utilized. The Subadviser believes that this incentive aligns the interests of each portfolio manager and their accounts, the portfolios of which they manage.

         Participation in group retirement plans. Eligible employees may also participate in a non-qualified deferred compensation plan, which affords participating employees of the Sub-Advisor the tax benefits of deferring the receipt of a portion of their cash compensation until such time as designated by the non-qualified deferred compensation plan.

         Material Conflicts of Interest. The Subadviser believes that each portfolio manager's simultaneous management of the Fund and other accounts may present actual or apparent conflicts of interest with respect to the allocation and aggregation of securities orders placed on behalf of the Fund and the other accounts. To address these conflicts, the Subadviser has adopted a Trade Allocation Policy that is designed to ensure fair and equitable allocation of investment opportunities among accounts over time and to ensure compliance with applicable regulatory requirements. All accounts are to be treated in a non-preferential manner, such that allocations are not based upon account performance, fee structure or preference of the portfolio manager. Under the Subadviser's Trade Allocation Policy, pre-order indications received by the Subadviser's trading desk involving the same investment style will be aggregated, as appropriate, consistent with the Subadviser's obligation to seek best execution for its clients and to reduce brokerage commissions or other costs. While circumstances may require separate transactions, the Subadviser's policy is to, whenever possible, aggregate trades to minimize transactional costs and inconsistencies and to ensure that every account receives equal treatment with regard to purchases of portfolio investments.

         (a)(4) Beneficial Ownership of Securities. As of December 31, 2005, Mr. Tournant does not beneficially own any stock issued by the Fund. As of December 31, 2005, Mr. Bond-Nelson does not beneficially own any stock issued by the Fund.

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

S&P 500 Covered Call Fund Inc.


By: /s/ Mitchell M. Cox
    ---------------------------------
    Mitchell M. Cox,
    Chief Executive Officer of
    S&P 500 Covered Call Fund Inc.

Date: February 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    ---------------------------------
    Mitchell M. Cox,
    Chief Executive Officer of
    S&P 500 Covered Call Fund Inc.

Date: February 21, 2006


By: /s/ Donald C. Burke
    ---------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    S&P 500 Covered Call Fund Inc.

Date: February 21, 2006